Trade Receivables - Summary of Aging of Trade Receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade receivables
Gross trade receivables	R$ 359,479	R$ 150,030
Neither past due nor impaired
Trade receivables
Gross trade receivables	299,159	127,387
Past due
Trade receivables
Gross trade receivables	60,320	22,643
1 to 60 days
Trade receivables
Gross trade receivables	18,931	8,931
61 to 90 days
Trade receivables
Gross trade receivables	6,865	3,868
91 to 120 days
Trade receivables
Gross trade receivables	6,414	1,978
121 to 180 days
Trade receivables
Gross trade receivables	9,904	3,173
More than 180 days
Trade receivables
Gross trade receivables	R$ 18,206	R$ 4,693